Assets for Rights of Use and Lease Liabilities - Summary of Maturity Analysis of Lease Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 42,282	€ 46,885	€ 51,535
6 months or less
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	2,941	3,284	3,491
6 months to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	2,811	2,905	3,339
From 1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	10,467	10,000	5,760
From 2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	22,686	16,888	13,925
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 3,377	€ 13,808	€ 25,020